Virtus Seix High Grade Municipal Bond Fund and

Virtus Seix Investment Grade Tax-Exempt Bond Fund

(each a “Fund” and together the “Funds”),

each a series of Virtus Asset Trust

Supplement dated January 29, 2024, to the Summary Prospectuses and the Virtus Asset Trust Statutory Prospectus, each dated April 28, 2023, as supplemented

Important Notice to Investors

Effective January 29, 2024, Phillip Hooks, CFA is added as portfolio manager of the Funds.

Virtus Seix High Grade Municipal Bond Fund

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

>	Phillip Hooks, CFA, Director, Portfolio Manager and Municipal Credit Research Analyst of Seix. Mr. Hooks has co-managed the fund since January 2024.
>	Dusty Self, Managing Director and Senior Portfolio Manager of Seix. Ms. Self has managed the fund since 2018.

Virtus Seix Investment Grade Tax-Exempt Bond Fund

The disclosure under “Portfolio Management” in the Fund’s summary prospectus and in the summary section of the Fund’s statutory prospectus is hereby replaced in its entirety with the following:

>	Phillip Hooks, CFA, Director, Portfolio Manager and Municipal Credit Research Analyst of Seix. Mr. Hooks has co-managed the fund since January 2024.
>	Dusty Self, Managing Director and Senior Portfolio Manager of Seix. Ms. Self has managed the fund since 2018.

Both Funds

The rows for the Funds in the table under “Seix” beginning on page 96 of the Funds’ statutory prospectus are hereby replaced with the following:

Virtus Seix High Grade Municipal Bond Fund	Phillip Hooks, CFA (since January 2024) Dusty Self (since 2018)
Virtus Seix Investment Grade Tax-Exempt Bond Fund	Phillip Hooks, CFA (since January 2024) Dusty Self (since 2018)

In the narrative under the referenced table with respect to the Seix portfolio managers, the biography of Mr. Hooks is hereby inserted:

Phillip Hooks, CFA. Mr. Hooks is a portfolio manager and research analyst for Seix’s tax-exempt portfolios and provides analysis for all the Investment Grade Tax-Exempt Bond Funds. Mr. Hooks joined Seix Investment Advisors’ predecessor firm in 2009 as a research analyst. He has worked in investment management since 2005.

Investors should retain this supplement with the Prospectuses for future reference.

VAT 8622 Seix HGMB-IGTEB PM Addition (1/2024)

Virtus Seix High Grade Municipal Bond Fund and

Virtus Seix Investment Grade Tax-Exempt Bond Fund

(each a “Fund” and together the “Funds”),

each a series of Virtus Asset Trust

Supplement dated January 29, 2024, to the Virtus Asset Trust

Statement of Additional Information (“SAI”), dated April 28, 2023, as supplemented

Important Notice to Investors

Effective January 29, 2024, Phillip Hooks, CFA is added as portfolio manager of the Funds.

The disclosure in the table under “Portfolio Managers” on page 107 of the SAI is hereby amended by replacing the rows for the Funds with the following information:

Virtus Seix High Grade Municipal Bond Fund	Phillip Hooks, CFA (since January 2024) Dusty Self (since 2018)
Virtus Seix Investment Grade Tax-Exempt Bond Fund	Phillip Hooks, CFA (since January 2024) Dusty Self (since 2018)

The disclosure in the “Other Accounts Managed (No Performance-Based Fees)” table beginning on page 108 of the SAI is hereby amended by adding a row showing the information for Mr. Hooks and an associated footnote:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Phillip Hooks, CFA **	0	N/A	0	N/A	0	N/A

** As of December 31, 2023. Mr. Hooks became Portfolio Manager of the Seix High Grade Municipal Bond Fund Seix Investment Grade Tax-Exempt Bond Fund effective January 29, 2024.

The disclosure in the table under “Portfolio Manager Fund Ownership” beginning on page 110 of the SAI is hereby amended by adding a row for Mr. Hooks to reflect the following information and associated footnote:

Portfolio Manager	Fund	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Value of Financial Exposure Through Similar Strategies
Phillip Hooks, CFA (4)	Seix High Grade Municipal Bond Fund Seix Investment Grade Tax-Exempt Bond Fund	None None	None None

(4) As of December 31, 2023. Mr. Hooks became Portfolio Manager of the Seix High Grade Municipal Bond Fund Seix Investment Grade Tax-Exempt Bond Fund effective January 29, 2024.

Investors should retain this supplement with the SAI for future reference.

VAT 8622B Seix HGMB-IGTEB PM Addition (1/2024)